Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents
	As of December 31
	2024	2023
Cash on hand	25,901	13,269
Cash equivalents	4,388	1,476
Tax refund securities[1]	28	2,769
Total cash and cash equivalents	$30,317	$17,514

1.	The balance as of December 31, 2024 and 2023 relates to tax refund securities (Colombian Tax Reimbursement Certificates) that are securities issued by the Colombian Ministry of Finance and Public Credit which are highly liquid and tradeable. They must be redeemed within one year with the tax authority to compensate payable taxes.